OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

(in thousands of $)	2023	2022
Capitalized fulfillment costs	3,558	4,894
Agent receivables	969	2,207
Advances	1,238	2,023
Claims receivables	8,784	5,967
Bunker receivables on time charter-out contracts	21,659	28,555
Other receivables	11,604	10,784
Total other current assets	47,812	54,430